UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%(1)

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	100,424	$7,567,952
United Technologies Corp.	62,084	5,091,509

		$12,659,461

Automobiles — 0.7%
Bayerische Motoren Werke AG	33,647	$3,274,222

		$3,274,222

Beverages — 2.1%
Beam, Inc.	46,337	$2,830,727
Coca-Cola Co. (The)	203,434	7,374,483

		$10,205,210

Biotechnology — 3.7%
Celgene Corp.(2)	91,976	$7,240,351
Gilead Sciences, Inc.(2)	144,153	10,588,038

		$17,828,389

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	32,134	$4,099,013

		$4,099,013

Chemicals — 3.3%
LyondellBasell Industries NV, Class A	81,847	$4,672,645
Monsanto Co.	110,206	10,430,998
PPG Industries, Inc.	7,983	1,080,499

		$16,184,142

Commercial Banks — 4.4%
PNC Financial Services Group, Inc.	85,996	$5,014,427
Regions Financial Corp.	558,835	3,978,905
Wells Fargo & Co.	368,604	12,598,885

		$21,592,217

Communications Equipment — 0.8%
QUALCOMM, Inc.	59,830	$3,710,657

		$3,710,657

Computers & Peripherals — 4.5%
Apple, Inc.	33,812	$18,022,810
EMC Corp.(2)	148,849	3,765,880

		$21,788,690

Consumer Finance — 1.0%
American Express Co.	84,975	$4,884,363

		$4,884,363

Diversified Financial Services — 5.3%
Bank of America Corp.	774,630	$8,985,708
Citigroup, Inc.	198,157	7,839,091
JPMorgan Chase & Co.	199,214	8,759,440

		$25,584,239

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	218,784	$7,375,209
CenturyLink, Inc.	95,477	3,735,060

		$11,110,269

Security	Shares	Value
Electric Utilities — 2.9%
American Electric Power Co., Inc.	75,093	$3,204,969
Duke Energy Corp.	40,651	2,593,534
Edison International	61,046	2,758,669
PPL Corp.	105,792	3,028,825
Southern Co. (The)	58,119	2,488,074

		$14,074,071

Electrical Equipment — 1.6%
Emerson Electric Co.	142,798	$7,562,582

		$7,562,582

Energy Equipment & Services — 2.1%
Halliburton Co.	177,957	$6,173,328
National Oilwell Varco, Inc.	60,533	4,137,431

		$10,310,759

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	98,308	$9,709,881

		$9,709,881

Food Products — 2.3%
Hershey Co. (The)	51,174	$3,695,786
Kraft Foods Group, Inc.	81,461	3,704,032
Mondelez International, Inc., Class A	146,579	3,733,367

		$11,133,185

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	102,372	$6,705,366
Covidien PLC	87,021	5,024,593

		$11,729,959

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.(2)	77,827	$4,202,658

		$4,202,658

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	85,076	$7,504,554

		$7,504,554

Household Products — 3.1%
Colgate-Palmolive Co.	68,757	$7,187,857
Procter & Gamble Co.	119,787	8,132,339

		$15,320,196

Industrial Conglomerates — 3.6%
Danaher Corp.	157,075	$8,780,493
General Electric Co.	428,588	8,996,062

		$17,776,555

Insurance — 1.8%
ACE, Ltd.	55,291	$4,412,222
Aflac, Inc.	79,368	4,216,028

		$8,628,250

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(2)	43,392	$10,897,467

		$10,897,467

Internet Software & Services — 4.5%
eBay, Inc.(2)	181,817	$9,276,303
Google, Inc., Class A(2)	17,965	12,743,832

		$22,020,135

Security	Shares	Value
IT Services — 6.5%
Accenture PLC, Class A	144,170	$9,587,305
International Business Machines Corp.	67,277	12,886,909
Teradata Corp.(2)	28,214	1,746,165
Visa, Inc., Class A	50,265	7,619,169

		$31,839,548

Machinery — 1.1%
Deere & Co.	64,524	$5,576,164

		$5,576,164

Media — 3.9%
Comcast Corp., Class A	233,836	$8,740,790
Virgin Media, Inc.	36,322	1,334,833
Walt Disney Co. (The)	175,911	8,758,609

		$18,834,232

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	39,423	$1,348,267

		$1,348,267

Multi-Utilities — 0.6%
Sempra Energy	44,598	$3,163,782

		$3,163,782

Multiline Retail — 1.8%
Dollar General Corp.(2)	132,738	$5,852,418
Macy’s, Inc.	79,293	3,094,013

		$8,946,431

Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	76,106	$5,655,437
Apache Corp.	61,589	4,834,736
Chevron Corp.	23,671	2,559,782
ConocoPhillips	144,937	8,404,897
Exxon Mobil Corp.	181,249	15,687,101
Occidental Petroleum Corp.	62,446	4,783,988
Phillips 66	72,468	3,848,051

		$45,773,992

Pharmaceuticals — 4.7%
Allergan, Inc.	69,485	$6,373,859
Johnson & Johnson	89,921	6,303,462
Pfizer, Inc.	399,553	10,020,789

		$22,698,110

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	26,090	$3,537,543
Boston Properties, Inc.	34,888	3,691,499

		$7,229,042

Road & Rail — 1.6%
Union Pacific Corp.	61,209	$7,695,195

		$7,695,195

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp., Class A	37,754	$1,253,810

		$1,253,810

Software — 3.4%
Microsoft Corp.	328,590	$8,783,211
Oracle Corp.	229,111	7,633,978

		$16,417,189

Security	Shares	Value
Specialty Retail — 0.8%
Home Depot, Inc. (The)	65,099	$4,026,373

		$4,026,373

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	101,274	$5,225,738

		$5,225,738

Tobacco — 1.0%
Philip Morris International, Inc.	58,444	$4,888,256

		$4,888,256

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	55,834	$2,541,564

		$2,541,564

Total Common Stocks (identified cost $392,751,533)		$491,248,817

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$3,631	$3,630,596

Total Short-Term Investments (identified cost $3,630,596)		$3,630,596

Total Investments — 101.6% (identified cost $396,382,129)		$494,879,413

Covered Call Options Written — (1.5)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Accenture PLC, Class A	865	$72.50	1/19/13	$(4,325)
ACE, Ltd.	335	82.50	2/16/13	(35,175)
Aflac, Inc.	400	52.50	1/19/13	(61,400)
Allergan, Inc.	420	95.00	1/19/13	(12,600)
Amazon.com, Inc.	130	255.00	1/19/13	(59,150)
Amazon.com, Inc.	130	260.00	1/19/13	(34,970)
American Electric Power Co., Inc.	600	42.00	1/19/13	(60,000)
American Express Co.	425	57.50	1/19/13	(50,150)
Anadarko Petroleum Corp.	460	75.00	1/19/13	(78,200)
Apache Corp.	370	82.50	2/16/13	(51,615)
Apple, Inc.	205	530.00	2/16/13	(632,938)
Apple, Inc.	100	550.00	2/16/13	(218,750)
AT&T, Inc.	555	35.00	1/19/13	(3,052)
AT&T, Inc.	1,415	35.00	2/16/13	(31,837)
Bank of America Corp.	1,550	10.00	1/19/13	(254,975)
Bank of America Corp.	5,425	12.00	2/16/13	(254,975)
Boeing Co. (The)	215	75.00	1/19/13	(35,368)
Boeing Co. (The)	390	77.50	2/16/13	(50,700)
Boston Properties, Inc.	175	110.00	1/19/13	(3,500)
Broadcom Corp., Class A	230	34.00	2/16/13	(29,670)
Celgene Corp.	735	80.00	1/19/13	(88,200)
CenturyLink, Inc.	954	39.00	1/19/13	(57,240)
Citigroup, Inc.	1,190	41.00	2/16/13	(156,485)
Coca-Cola Co. (The)	2,034	37.50	1/19/13	(31,527)
Colgate-Palmolive Co.	445	110.00	1/19/13	(3,560)
Comcast Corp., Class A	800	38.00	1/19/13	(32,400)
Comcast Corp., Class A	1,305	$38.00	2/16/13	$(119,408)
ConocoPhillips	1,160	57.50	1/19/13	(149,640)
Costco Wholesale Corp.	590	100.00	2/16/13	(121,835)
Covidien PLC	390	57.50	1/19/13	(40,950)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Danaher Corp.	1,570	$55.00	1/19/13	$(239,425)
Deere & Co.	390	87.50	1/19/13	(44,265)
Dollar General Corp.	400	50.00	2/16/13	(7,000)
Duke Energy Corp.	205	65.00	1/19/13	(6,662)
eBay, Inc.	1,095	52.50	1/19/13	(122,640)
eBay, Inc.	545	55.00	2/16/13	(48,505)
Edison International	490	45.00	1/19/13	(36,750)
EMC Corp.	895	26.00	2/16/13	(60,860)
Emerson Electric Co.	860	55.00	2/16/13	(66,650)
Express Scripts Holding Co.	310	52.50	1/19/13	(65,410)
Exxon Mobil Corp.	360	90.00	1/19/13	(9,360)
Exxon Mobil Corp.	1,090	95.00	1/19/13	(2,180)
Freeport-McMoRan Copper & Gold, Inc.	315	39.00	1/19/13	(1,102)
General Electric Co.	3,430	21.00	1/19/13	(164,640)
Gilead Sciences, Inc.	1,155	77.50	1/19/13	(54,863)
Goldman Sachs Group, Inc. (The)	195	130.00	2/16/13	(86,288)
Google, Inc., Class A	100	675.00	1/19/13	(410,500)
Halliburton Co.	535	32.00	1/19/13	(157,825)
Halliburton Co.	1,070	36.00	2/16/13	(99,510)
Hershey Co. (The)	255	75.00	2/16/13	(16,320)
Home Depot, Inc. (The)	390	62.50	1/19/13	(37,635)
Home Depot, Inc. (The)	130	65.00	1/19/13	(3,250)
International Business Machines Corp.	540	195.00	1/19/13	(83,700)
Johnson & Johnson	540	72.50	1/19/13	(2,970)
JPMorgan Chase & Co.	1,595	45.00	2/16/13	(183,425)
LyondellBasell Industries NV, Class A	330	49.75	1/19/13	(247,500)
LyondellBasell Industries NV, Class A	165	57.50	2/16/13	(36,713)
Macy’s, Inc.	475	42.00	1/19/13	(9,262)
McDonald’s Corp.	510	90.00	2/16/13	(65,280)
Microsoft Corp.	1,385	29.00	1/19/13	(6,232)
Microsoft Corp.	825	28.00	2/16/13	(31,762)
Monsanto Co.	330	95.00	1/19/13	(64,020)
Monsanto Co.	665	97.50	2/16/13	(117,040)
National Oilwell Varco, Inc.	305	75.00	1/19/13	(4,117)
NIKE, Inc., Class B	610	47.50	1/19/13	(265,350)
NIKE, Inc., Class B	400	48.75	1/19/13	(128,000)
Occidental Petroleum Corp.	315	85.00	1/19/13	(2,047)
Oracle Corp.	1,055	31.00	1/19/13	(257,948)
Oracle Corp.	1,010	35.00	2/16/13	(36,360)
Pfizer, Inc.	2,400	26.00	2/16/13	(45,600)
Philip Morris International, Inc.	350	85.00	2/16/13	(58,975)
Phillips 66	215	50.00	1/19/13	(77,400)
Phillips 66	220	55.00	1/19/13	(19,250)
PNC Financial Services Group, Inc.	430	60.00	1/19/13	(26,875)
PPL Corp.	530	30.00	1/19/13	(1,325)
Procter & Gamble Co.	960	70.00	1/19/13	(18,720)
QUALCOMM, Inc.	598	65.00	1/19/13	(23,023)
Regions Financial Corp.	3,355	7.00	2/16/13	(132,523)
Sempra Energy	270	72.50	2/16/13	(20,925)
Southern Co. (The)	350	47.00	1/19/13	(350)
Union Pacific Corp.	370	125.00	1/19/13	(103,600)
United Technologies Corp.	500	77.50	1/19/13	(247,500)
Visa, Inc., Class A	305	155.00	2/16/13	(100,650)
Walt Disney Co. (The)	1,055	50.00	2/16/13	(162,998)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Wells Fargo & Co.	1,105	$33.00	1/19/13	$(179,563)
Wells Fargo & Co.	2,215	35.00	2/16/13	(168,340)

Total Covered Call Options Written (premiums received $6,995,095)				$(7,435,578)

Other Assets, Less Liabilities — (0.1)%				$(526,501)

Net Assets — 100.0%				$486,917,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at December 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2012 was $2,480.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$397,207,233

Gross unrealized appreciation	$102,690,324
Gross unrealized depreciation	(5,018,144)

Net unrealized appreciation	$97,672,180

Written call options activity for the fiscal year to date ended December 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	56,565	$7,419,707
Options written	106,355	11,048,289
Options terminated in closing purchase transactions	(53,925)	(6,723,823)
Options exercised	(442)	(67,928)
Options expired	(42,487)	(4,681,150)

Outstanding, end of period	66,066	$6,995,095

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $7,435,578.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$55,434,795	$3,274,222		$—	$58,709,017
Consumer Staples	51,256,728	—		—	51,256,728
Energy	56,084,751	—		—	56,084,751
Financials	72,017,124	—		—	72,017,124
Health Care	56,459,116	—		—	56,459,116
Industrials	51,269,957	—		—	51,269,957
Information Technology	97,030,029	—		—	97,030,029
Materials	17,532,409	—		—	17,532,409
Telecommunication Services	13,651,833	—		—	13,651,833
Utilities	17,237,853	—		—	17,237,853
Total Common Stocks	$487,974,595	$3,274,222	*	$—	$491,248,817
Short-Term Investments	$—	$3,630,596		$—	$3,630,596
Total Investments	$487,974,595	$6,904,818		$—	$494,879,413

Liability Description
Covered Call Options Written	$(7,435,578)	$—		$—	$(7,435,578)
Total	$(7,435,578)	$—		$—	$(7,435,578)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013